                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200


                                                                  March 24, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Value Select Ten Series 2004B
     File #333-112658
     Rule 497(j) Filing
     ------------------

Dear Sir/Madam:


         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 3, 2004.



                                           Very truly yours,

                                           /s/ Kathleen H. Moriarty, Esq.
                                          ------------------------------
                                             Kathleen H. Moriarty, Esq.


cc:  Keith O'Connell